Investee Companies and other investments (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2018 EUR (€)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 EUR (€)	Jul. 13, 2018	Jun. 30, 2018 USD ($)	Feb. 23, 2017 USD ($)	Nov. 25, 2010 USD ($)	Nov. 25, 2010 ILS (₪)
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Annual interest rate				0.40%
Claims amount payment | $						$ 183,368
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds		18.75%	18.75%
Amount financial agreement guarantees by direct share | €			€ 40,400
Amount financial agreement guarantees by indirect share | €			€ 3,800
Dorad Energy Ltd [Member] | NIS [Member]
Disclosure of associates [line items]
Amount financial agreement guarantees by direct share | ₪		₪ 172,000
Amount financial agreement guarantees by indirect share | ₪		₪ 16,000
Zorlu Enerji Elektrik Uretim A.S [Member]
Disclosure of associates [line items]
Percentage of share capital holds		25.00%	25.00%
ZorlyMember | USD [Member]
Disclosure of associates [line items]
Claims amount payment | $					$ 140,000
Claims interest payment amount | $					43,000
Dorad [Member] | USD [Member]
Disclosure of associates [line items]
Refund amount to Dorad | $					$ 24,000
Luzon Group [Member] | NIS [Member]
Disclosure of associates [line items]
Payment received for management and entrepreneurship services | ₪								₪ 49,400
Recovery of amounts committed | ₪								₪ 49,400
Luzon Group [Member] | USD [Member]
Disclosure of associates [line items]
Payment received for management and entrepreneurship services | $							$ 12,700
Oude Tonge Project [Member]
Disclosure of associates [line items]
Amount of loan withdrew | €	€ 1,700
Oude Tonge Project [Member] | Tranche one [Member]
Disclosure of associates [line items]
Annual interest rate	2.90%
Amount of loan withdrew | €	€ 1,540
Loan interest period	12.25 years
Oude Tonge Project [Member] | Tranche Two [Member]
Disclosure of associates [line items]
Annual interest rate	3.40%
Amount of loan withdrew | €	€ 160
Loan interest period	12.25 years